Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement of comprehensive income [abstract]
Profit (loss) for the year	¥ 117,810	¥ 39,157	¥ (830)
Other comprehensive income (loss) for the year, net of tax Items that may be reclassified subsequently to profit or loss
Changes in the fair value of debt instruments at FVTOCI	(3,342)	(3,525)	(1,110)
Reclassification to profit or loss of debt instruments at FVTOCI on derecognition	(58)	71	(21)
Exchange differences on translation of foreign operations	(10)	(10)	11
Total other comprehensive income (loss) for the year, net of tax	(3,410)	(3,464)	(1,120)
Total comprehensive income (loss) for the year, net of tax	114,400	35,693	(1,950)
Total comprehensive income (loss) for the year, net of tax attributable to
Owners of the parent company	112,390	35,910	(3,361)
Non-controlling interests	¥ 2,010	¥ (217)	¥ 1,411